SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16 – SUBSEQUENT EVENTS

Termination of Warrants and Early Redemption Entitlement

On April 25, 2023, the Company entered into two warrant termination agreements (the “Warrant Termination Agreements”), one with Discover and one with Antilles (each, an “Investor” and collectively, the “Investors”), pursuant to which each Investor agreed to cancel and terminate, effective as of April 25, 2023 (the “Termination”) all warrants to purchase the Company’s common stock outstanding under (i) that certain Warrant Agreement, dated as of December 30, 2021, by and between the Company and Antilles, and (ii) that certain Warrant Agreement, dated as of December 31, 2021, by and between the Company and Discover. The Warrant Termination Agreements are identical as to their terms.  The Investors entered into the Warrant Termination Agreements in order to help facilitate implementation of the Company’s business plans and continued trading on the NYSE American LLC, and, in exchange for the Termination, the Company agreed to the release and indemnity as provided in each Warrant Termination Agreement. Pursuant to the Warrant Termination Agreement, the Investor also agreed that the Company may make an Early Redemption of any remaining shares of Series C Redeemable Convertible Preferred Stock held by the Investor provided that all Promissory Notes executed by the Company in favor of the Investor or any of its affiliates have been paid in full.  The term “Early Redemption” has the meaning given to it in the Fifth Amended and Restated Certificate of Designations of Preferences, Powers, Rights and Limitations of Series C Redeemable Convertible Preferred Stock filed by the Company with the State of Nevada regarding such class of preferred stock.

Amendment to Articles of Incorporation

On April 26, 2023, an amendment to the Company’s articles of incorporation to increase the number of the Company’s authorized shares of common stock from 20,000,000 to 500,000,000 (the “Amendment”) was passed by a majority of the outstanding voting shares of the Company at a Special Meeting of Stockholders. The Amendment was effected by the Company filing a Certificate of Amendment pursuant to Nevada Revised Statutes Section 78.209 with the Secretary of State of the State of Nevada on April 26, 2023.

Amendment to Merger Agreement

In connection with the previously announced resumption of merger negotiations and further steps to complete a merger, on April 18, 2023, the Company and Viking entered into an amendment to that certain Amended and Restated Agreement and Plan of Merger, dated as of February 15, 2023 (as it may be further amended from time to time, the “Merger Agreement”). The Merger Agreement provides that, upon the terms and subject to the conditions set forth therein, Viking Merger Sub, Inc., a Nevada corporation and wholly owned subsidiary of the Company will merge with and into Viking (the “Merger”), with Viking surviving the Merger as a wholly-owned subsidiary of the Company.

Series C Preferred Stock

Issuance of True Up Shares for prior Conversions of Series C Preferred Stock:

On or about May 2, 2023, the Company issued a total of 730,241 common shares to EMC Capital Partners as True Up shares associated with prior conversions of Series C Preferred Stock as a result of the continuation of the Measurement Period (as defined in the Certificate of Designation with respect to such Series C Preferred Stock) associated with such conversions and a decline in the price of the Company’s common shares within the Measurement Period.

On or about May 2, 2023, the Company issued 242,640 common shares to Antilles as True Up shares associated with prior conversions of Series C Preferred Stock as a result of the continuation of the Measurement Period (as defined in the Certificate of Designation with respect to such Series C Preferred Stock) associated with such conversions and a decline in the price of the Company’s common shares within the Measurement Period.

Issuance of Common Shares for new Conversions of Series C Preferred Stock:

On or about May 5, 2023, the Company issued 1,653,098 common shares to Antilles in connection with Antilles’ conversion of 65 shares of Series C Preferred Stock.

Outstanding Series C Preferred Stock

As of May 9, 2023, Antilles holds 173 shares of Series C Preferred Stock. Antilles may convert such Series C Preferred Stock into common shares of the Company pursuant to the terms of the Sixth Amended and Restated Certificate of Designations of Preferences, Powers, Rights and Limitations of Series C Redeemable Convertible Preferred Stock filed by the Company with the Secretary of State of Nevada on November 8, 2021, as amended on October 28, 2022 (as further described herein) (collectively, the “COD”), and applicable agreements between the Company and Antilles. The Company estimates the 173 shares of Series C Preferred Stock would convert into approximately 4.4 million common shares based on a Low VWAP of approximately $1.2521 for the purposes of calculating the conversion premium associated with such conversion(s). If the Low VWAP falls below $1.2521, the underlying common share entitlement(s) would increase in accordance with the terms of the COD.

NOTE 17 – SUBSEQUENT EVENTS

Series C Preferred Stock

Conversion of Series C Preferred Stock in 2023:

During January 2023, Antilles Family Office, LLC converted 32 shares of Series C Preferred Stock into 571,194 shares of common stock.

Issuance of True Up Shares for prior Conversions of Series C Preferred Stock:

From January 1, 2023 through February 17, 2023, the Company issued a total of approximately 1,336,143 common shares as True Up shares associated with prior conversions of Series C Preferred Stock as a result of the continuation of the Measurement Period (as defined in the Certificate of Designation with respect to such Series C Preferred Stock) associated with such conversions and a decline in the price of the Company’s common shares within the Measurement Period.

Outstanding Series C Preferred Stock

As of February 17, 2023, Antilles holds 238 shares of Series C Preferred Stock. Antilles may convert such Series C Preferred Stock into common shares of the Company pursuant to the terms of the Sixth Amended and Restated Certificate of Designations of Preferences, Powers, Rights and Limitations of Series C Redeemable Convertible Preferred Stock filed by the Company with the Secretary of State of Nevada on November 8, 2021, as amended on October 28, 2022 (as further described herein) (collectively, the “COD”), and applicable agreements between the Company and Antilles.  The Company estimates the 238 shares of Series C Preferred Stock would convert into approximately 5.9 million common shares based on a Low VWAP of approximately $1.2813 for the purposes of calculating the conversion premium associated with such conversion(s).  In addition, the Company estimates Antilles is entitled to approximately 222,283 common shares in connection with the conversion by Antilles of 32 shares of common stock earlier in 2023 as a result of the low VWAP with respect to such conversion(s) decreased from $1.7124 at the time of conversion to approximately $1.2813 within 60 Trading Days subsequent to the date of such conversion(s).  If the Low VWAP falls below $1.2813, the underlying common share entitlement(s) would increase in accordance with the terms of the COD.

Other Agreements

Potential Acquisition of a Facility Designed to Produce Renewable Diesel:

As disclosed in a Current Report filed by the Company on Form 8-K with the SEC on or about January, 23, 2023, the Company, on January 20, 2023, entered into a Membership Interest Purchase Agreement (the “MIPA”) with RESC Renewables Holdings, LLC (the “Seller”) to acquire all of the membership interests (the “Acquired Interests”) of New Rise Renewables, LLC (“New Rise”). New Rise owns all of membership interests in New Rise Renewables Reno, LLC (“New Rise Reno” and, together with New Rise, the “Acquired Companies”). The Acquired Companies are in the process of constructing and bringing into commercial operations a processing plant located near Reno, Nevada, that is designed to produce renewable diesel.   Each party’s obligation to complete the transactions contemplated by the MIPA is subject to certain conditions.  Some of these conditions provide the Company with significant discretion. Other conditions require compliance by third parties that are outside of the control of the Company and Seller. Accordingly, the transactions described herein are subject to substantial risk of completion. In the event the transaction is not completed, it may result in a material adverse effect to price of the Company’s common shares.

SUPPLEMENTAL INFORMATION ON OIL AND GAS PRODUCING ACTIVITIES – (unaudited)

The following supplemental unaudited information regarding Camber’s oil and gas activities is presented pursuant to the disclosure requirements of ASC 932. Camber’s oil and gas activities are all located in the United States.

Results of Operations – year ended December 31, 2022 and 2021

	United States
	December 31, 2022	December 31, 2021
Sales	$597,255	$401,222
Lease operating costs	(173,327)	(134,684)
Depletion	(5,617)	(5,993)
Net operating income	$418,311	$260,545

Reserve Quantity Information

The supplemental unaudited presentation of proved reserve quantities and related standardized measure of discounted future net cash flows provides estimates only and does not purport to reflect realizable values or fair market values of the Company’s reserves. The Company emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of producing oil and gas properties. Accordingly, significant changes to these estimates can be expected as future information becomes available.

Proved reserves are those estimated reserves of crude oil (including condensate and natural gas liquids) and natural gas that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are those expected to be recovered through existing wells, equipment, and operating methods.

Estimated Quantities of Proved Reserves

	United States
	December 31, 2022	December 31, 2021

Proved Developed, Producing	71,560	73,800
Proved Developed, Non-Producing	-	-
Total Proved Developed	71,560	73,800
Proved Undeveloped	-	-

Total Proved	71,560	73,800

Petroleum and Natural Gas Reserves

Reserves are estimated remaining quantities of oil and natural gas and related substances, which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible – from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations – prior to the time at which contracts providing the right to operate expire.

All of the Company’s reserves are located in the United States. The following tables sets forth the changes in Camber’s net proved reserves (including developed and undeveloped reserves) for years ended December 31, 2022 and 2021.

The following table sets forth Camber’s proved developed and undeveloped reserves at December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021

Proved Developed Producing Reserves
Crude Oil (Bbls)	43,040	48,400
Natural Gas (Mcf converted into Boe)	28,520	25,400
NGL (Bbls)	-	-
Oil Equivalents (Boe)	71,560	73,800

Proved Developed Non-Producing Reserves
Crude Oil (Bbls)	-	-
Natural Gas (Mcf)	-	-
NGL (Bbls)	-	-
Oil Equivalents (Boe)	-	-

Proved Undeveloped Reserves
Crude Oil (Bbls)	-	-
Natural Gas (Mcf)	-	-
NGL (Bbls)	-	-
Oil Equivalents (Boe)	-	-

Proved Reserves
Crude Oil (Bbls)	43,040	48,400
Natural Gas (Mcf converted into Boe)	28,520	25,400
NGL (Bbls)	-	-
Oil Equivalents (Boe)	71,560	73,800

Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves and the changes in standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves were prepared in accordance with provisions of ASC 932 - Extractive Activities - Oil and Gas. Future cash inflows at December 31, 2022 and 2021 were computed by applying the unweighted, arithmetic average of the closing price on the first day of each month for the 12-month period prior to December 31, 2022 and 2021 to estimated future production. Future production and development costs are computed by estimating the expenditures to be incurred in developing and producing the proved oil and natural gas reserves at year-end, based on year-end costs and assuming continuation of existing economic conditions.

Future income tax expenses are calculated by applying appropriate year-end tax rates to future pretax net cash flows relating to proved oil and natural gas reserves, less the tax basis of properties involved. Future income tax expenses give effect to permanent differences, tax credits and loss carry forwards relating to the proved oil and natural gas reserves. Future net cash flows are discounted at a rate of 10% annually to derive the standardized measure of discounted future net cash flows. This calculation procedure does not necessarily result in an estimate of the fair market value of the Company’s oil and natural gas properties.

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves for the years ended December 31, 2022 and 2021 are as follows:

	United States
	December 31, 2022	December 31, 2021

Future cash inflows	$6,198,100	$3,889,900
Future production costs	(2,617,830)	(1,638,400)
Future development costs	-	-
Future income tax expense	-	-

Future net cash flows	3,580,270	2,251,500
10% annual discount for estimated timing of cash flows	(1,692,970)	(993,500)

Standardized measure of DFNCF	$1,887,300	$1,258,000

Changes in Standardized Measure of Discounted Future Net Cash Flows

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves for the years ended December 31, 2022 and 2021 are as follows:

	United States
	December 31, 2022	December 31, 2021

Balance - beginning	$1,258,000	$314,300
Net changes in prices and production costs	-	-
Net changes in future development costs	-	-
Sales of oil and gas produced, net	(423,928)	(266,538)
Extensions, discoveries and improved recovery	-	-
Purchases of reserves	-	-
Sales of reserves	-	-
Revisions of previous quantity estimates	114,972	(99,613)
Previously estimated development costs incurred	-	-
Net change in income taxes	-	181,718
Accretion of discount	188,730	125,800
Other	749,526	962,333

Balance - ending	$1,887,300	$1,258,000

In accordance with SEC requirements, the pricing used in the Company’s standardized measure of future net revenues is based on the 12-month un-weighted arithmetic average of the first-day-of-the-month price for the period January through December for each period presented and adjusted by lease for transportation fees and regional price differentials. The use of SEC pricing rules may not be indicative of actual prices realized by the Company in the future.